Income Taxes - Reconciliation of Estimated Income Tax to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Major components of tax expense (income) [abstract]
Profit before income taxes	$ 164,540	$ 132,691	$ 143,952
Income tax expense at tax rates applicable to individual entities	50,954	41,268	43,379
Effect of:
Items not deductible for tax	358	401	414
Exempt income	(20,557)	(11,340)	(18,380)
Non tax deductible goodwill impairment	0		776
losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	2,183	106	178
Recognition of unutilized tax benefits / Unrecognized losses utilized	(56)	(472)	(264)
Temporary difference that will reverse during tax holiday period	2,828	1,139	2,138
Change in tax rate and law	(160)	1,228	55
Provision for uncertain tax position	0		(409)
State taxes	345	458	61
Employment related tax incentive	(2,123)	(1,734)	(1,253)
Others, net	(1,333)	(980)	488
Income tax expense	$ 32,439	$ 30,074	$ 27,183